SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 002-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2004
Date of reporting period: November 30, 2003

REPORT TO STOCKHOLDERS

INCOME FUND • GROWTH FUND	SEMI-ANNUAL
REPORT
November 30, 2003

Fellow Shareowners:

For Amana Mutual Fund Trust’s semi-annual period ended November 30, 2003, the S&P 500 Index gained 10.8% and the NASDAQ Composite Index gained 23.1%. Market indices also advanced for the full 2003 year, reversing the losses experienced in 2000, 2001 and 2002. For example, the S&P 500 gained 28.7% and the Dow Jones Islamic Index (US) appreciated 26.9% [dividends omitted]. Finally, long-term stock market investors were rewarded.

Buoyed by consumer spending, low interest rates, tax cuts, defense and aid spending, plus a weakening dollar, corporate earnings of companies in the S&P 500 Index set a new record. Their 2003 combined earnings are estimated at $474 billion, up from $179 billion in 2002.

Amana Income Fund gained 9.4% for the first six months of its fiscal year, ended November 30, 2003.

The more aggressive Amana Growth Fund jumped 16.5% for the first six months of its fiscal year ended November 30, 2003. The Fund’s heavy investments in technology and medical issues, which we believe have excellent long-term prospectus, helped results.

We expect the economy to grow 4% to 6% this year, and profits to gain another 15% to 20%. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. Over $54 million is now invested in more than 5,700 shareowner accounts through the two Amana mutual funds. Your Board is pleased with Amana’s years of successful Islamic investment leadership, and its growth as the Trust’s solid investment reputation widens. The market timing and other broker-related mutual fund problems of 2003 have not occurred at Amana, which sells directly to investors without a sales commission.

If you have questions or need investment help, please call Saturna Capital at 888/73-AMANA. Further information about fund operations (unaudited) is available for you on the following pages.

Respectfully,
Nicholas Kaiser, President	Talat Othman , Chairman

January 7, 2004

Average Annual Returns*	1 year	5 years	10 years	Since Feb 3., 1994 inception

Amana Income Fund	28.56%	1.60%	7.50%	--
Amana Growth Fund	33.96%	7.83%	--	10.34%%
*for periods ended 12/31/2003

Performance data quoted in this report represents past performance, is before any taxes payable by shareowners, and is no guarantee of future performance. Mutual fund performance changes over time and currently may be significantly lower than stated. Recent performance is published online at each month’s end. Please visit amanafunds.com or call Saturna Capital for current performance figures. Total returns are historical and include change in share value and reinvestment of dividends and capital gains, if any. Share price, yield and return will vary and you may have a gain or loss when you sell your shares.

November 30, 2003 Semi-Annual Report,	1

INVESTMENTS		Income Fund
			As of November 30, 2003
	Number of		Market
Issue	Shares	Cost	Value

COMMON STOCKS (96.5%)

Automotive (1.6%)
Genuine Parts	11,000	$355,744	$346,280

Building (3.8%)
Hanson plc ADR	12,000	412,443	420,720
Plum Creek Timber	15,000	383,228	399,450
	SUB-TOTAL	795,671	820,170
Chemicals (1.8%)
RPM	25,390	182,267	384,151

Energy (18.4%)
BP plc ADR	25,662	1,002,927	1,095,511
Conoco Phillips	7,500	428,397	425,550
EnCana	10,000	181,106	367,300
Exxon Mobil	38,482	702,384	1,391,894
Repsol YPF SA ADS	18,000	252,470	314,820
USEC	50,000	371,588	376,500
	SUB-TOTAL	2,938,872	3,971,575
Hotels (.8%)
Fairmont Hotels & Resorts	6,500	66,882	179,075

Machinery (2.2%)
Manitowoc	17,250	95,638	465,750

Medical (8.9%)
Bristol-Myers Squibb	18,560	196,131	489,056
Glaxo SmithKline plc ADR	10,000	260,427	458,800
Lily (Eli)	5,500	348,793	377,080
Wyeth	15,200	193,026	598,880
	SUB-TOTAL	998,377	1,923,816

Mining (8.3%)
Alcoa	10,000	354,285	328,100
Fording	22,000	382,664	581,460
Rio Tinto plc ADS	9,000	521,085	884,250
	SUB-TOTAL	1,258,034	1,793,810
Publishing (4.8%)
Dow Jones & Co.	10,000	445,395	496,000
McGraw-Hill	8,000	483,616	548,000
	SUB-TOTAL	929,011	1,044,000

2	November 30, 2003 Semi-Annual Report,

Income Fund			INVESTMENTS
	Number of		Market
Issue	Shares	Cost	Value

Real Estate (6.3%)
Duke Realty	20,000	$434,493	$616,000
Shurgard Storage Centers	20,000	526,956	746,000
	SUB-TOTAL	961,449	1,362,000

Steel (2.8%)
USX-U.S. Steel Group	24,000	569,643	596,400

Telecommunications (10.3%)
BCE	25,000	433,118	559,250
Sprint (FON Group)	20,000	235,712	299,800
Telefonica SA ADS*	24,635	189,074	956,330
Verizon Communications	12,200	410,441	400,648
	SUBTOTAL	1,268,345	2,216,028

Tools (1.4%)
Regal-Beloit	15,000	273,699	309,750

Transportation (5.5%)
Burlington Northern Santa Fe	13,000	366,294	387,010

Canadian Pacific Railway Ltd.	16,000	210,984	435,840
United Parcel Service- Class B	5,000	309,187	363,850
	SUBTOTAL	886,465	1,186,700
Utilities-Gas & Electric (19.6%)
Avista	30,000	594,083	529,200
Duke Energy	13,000	401,049	234,520
FPL Group	10,000	344,874	635,500
Idacorp	25,000	691,806	735,000
National Fuel Gas	14,000	364,297	323,400
NiSource	24,000	469,159	498,000
Piedmont Natural Gas	11,400	198,575	467,172
Puget Energy	7,500	186,587	174,375
Sempra Energy	22,300	501,563	631,536
	SUBTOTAL	3,751,993	4,228,703

TOTAL INVESTMENTS (96.5%)		$15,332,090	$20,828,208
Other Assets (net of liabilities) (3.5%)			757,365
TOTAL NET ASSETS (100%)			$21,585,573

*Non-income producing security

November 30, 2003 Semi-Annual Report,	3

STATEMENT OF ASSETS AND LIABILITIES		Income Fund

As of November 30, 2003

Assets
Common stocks (cost $15,332,090)	$20,828,208
Cash	722,647
Dividends receivable	70,834
Insurance reserve premium	7,763
Total Assets		$21,629,452

Liabilities
Payable to affiliate	43,879
Total liabilities		43,879

Net Assets		$21,585,573

Fund shares outstanding		1,309,649

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	17,391,670
Accumulated net realized loss on investments	(1,302,215)
Unrealized net appreciation on investments	5,496,118
Net Assets applicable to fund shares outstanding		$21,585,573

Net Asset Value, Offering and Redemption price per share		$16.48

(The accompanying notes are an integral part of these financial statements)

4	November 30, 2003 Semi-Annual Report,

Income Fund			STATEMENT OF OPERATIONS

		Semi-Annual period ended November 30, 2003
Investment income
Dividends (net of foreign taxes of $8,957)		$389,462
Miscellaneous income		221
	Gross investment income		$389,683

Expenses
Investment adviser and administration fees		96,885
Shareowner servicing		25,540
Distribution fees		25,498
Porfessional fees		19,834
Filing and registration fees		8,694
Other expenses		8,260
Printing and postage		7,607
Custodian fees		1,209
Total gross expenses		193,527
Less custodian fees waived		(1,209)
	Net expenses		192,318
	Net investment income		197,365

Net realized loss on investments
Proceeds from sales		277,889
Less cost of securities sold (based on identified cost)		337,367
	Realized net loss		(59,478)

Unrealized gain on investments
End of period		5,496,118
Beginning of period		3,806,240
	Increase in unrealized gain for the period		1,689,878
	Net realized and unrealized gain on investments		1,630,400

Net increase in net assets resulting from operations			$1,827,765

(The accompanying notes are an integral part of these financial statements)

November 30, 2003 Semi-Annual Report,	5

STATEMENT OF CHANGES IN NET ASSETS	Income Fund
	Six months ended	Year ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2003	May 31,2003
From operations
Net investment income	$197,365	$245,229
Net realized loss on investments	(59,478)	(240,158)
Net increase (decrease) in unrealized appreciation	1,689,878	(1,693,531)
Net increase (decrease) in net assets	1,827,765	(1,688,460)

Dividends to shareowners from
Net investment income	-	(250,317)
Capital gains distributions	-	-
	-	(250,317)

Fund share transactions
Proceeds from sales of shares	2,002,8107	3,480,542
Value of shares issued in reinvestment of dividends	-	242,933
	2,002,810	3,723,475
Cost of shares redeemed	(1,654,544)	(3,253,034)
Net increase in net assets from share transactions	348,266	470,441
Total increase (decrease) in net assets	2,176,031	(1,468,336)

Net Assets
Beginning of period	19,409,542	20,877,878
End of period	$21,585,573	$19,409,542

Shares of the fund sold and redeemed
Number of shares sold	129,254	246,774
Number of shares issued in reinvestment of dividends	-	16,680
	129,254	263,454
Number of shares redeemed	(107,423)	(231,470)
Net increase in number of shares outstanding	21,831	31,984

(The accompanying notes are an integral part of these financial statements)

6	November 30, 2003 Semi-Annual Report,

Income Fund				FINANCIAL HIGHLIGHTS
Selected data per share of capital stock outstanding throughout each period:

	Six months ended			For Year Ended May 31,
	Nov. 30, 2003	2003	2002	2001	2000	1999
Net asset value at beginning of period	$15.07	$16.63	$18.62	$18.39	$20.30	$19.76
Income from investment operations
Net investment income	0.15	0.19	0.15	0.17	1.88	0.25
Net gains or losses on securities (both realized and unrealized)	1.26	(1.55)	(1.99)	0.23	(1.30)	1.02
Total from investment operations	1.41	(1.36)	(1.84)	0.40	0.58	1.27
Less distributions
Dividends (from net investment income)	-	(0.20)	(0.15)	(0.17)	(1.87)	(0.29)
Distributions (from capital gains)	-	-	-	-	(0.62)	(0.44)
Total distributions	-	(0.20)	(0.15)	(0.17)	(2.49)	(0.73)
Net asset value at end of period	$16.48	$15.07	$16.63	$18.62	$18.39	$20.30

Total return	9.36%	(8.15)%	(9.88)%	2.17%	2.96%	6.56%

Ratios / Supplemental Data
Net assets ($000), end of period	$21,586	$19,410	$20,878	$23,237	$22,004	$22,733
Ratio of gross expenses to average net assets	0.95%	1.89%	1.71%	1.57%	1.55%	1.33%
Ratio of net investment income to average net assets	0.97%	1.36%	0.89%	0.89%	9.25%	1.30%
Portfolio turnover rate	1%	5%	8%	8%	1%	17%

(The accompanying notes are an integral part of these financial statements)

November 30, 2003 Semi-Annual Report,	7

INVESTMENTS		Growth Fund
			As of November 30, 2003
	Number of		Market
Issue	Shares	Cost	Value

COMMON STOCKS (95.1%)

Auto Parts (.7%)
Genuine Parts	5,000	$159,450	$157,400

Building (3%)
Building Materials Holding	16,000	173,782	242,400
Huttig Building Products*	40,000	175,963	108,000
Lowe's Companies	8,000	282,490	466,400
	SUBTOTAL	632,235	816,800

Business Services (.3%)
Gartner Group, Class B*	10,000	119,331	124,100

Computer Hardware (8.9%)
3Com**	55,000	286,089	411,400
Advanced Digital Information*	24,000	33,778	359,280
Advanced Micro Devices*	30,000	228,758	539,400
Apple Computer*	30,000	886,657	627,300
International Business Machines	4,000	265,792	362,160
Taiwan Semiconductor ADS*	50,000	529,584	586.980
	SUBTOTAL	2,230,658	2,886,520

Computer Software (11.3%)
Adobe Systems	16,800	167,688	694,008
Ascential Software*	3,789	61,230	95,824
Business Objects SA ADS*	18,000	104,592	613,800
Intuit*	15,000	305,029	754,200
Macromedia*	16,000	425,799	328,320
	SUBTOTAL	1,064,338	2,486,152

Electronics (13%)
Agilent Technologies*	20,000	670,910	565,600
Canon ADS	10,000	367,653	466,500
EMCOR Group*	6,000	172,499	246,600
Keithley Instruments	12,000	325,498	216,600
Qualcomm	28,000	121,548	1,247,400
Trimble Navigation*	15,000	314,023	454,950
	SUBTOTAL	1,972,131	3,197,650

Energy (6.6%)
BP plc ADS	10,544	460,524	450,123
EnCana	14,000	424,273	514,220
Noble*	6,000	124,825	207,480
Patterson-UTI Energy*	8,000	256,226	229,840
	SUBTOTAL	1,265,848	1,401,663

8	November 30, 2003 Semi-Annual Report,

Growth Fund			INVESTMENTS
	Number of		Market
Issue	Shares	Cost	Value

Food Production (2.4%)
Horizon Organic *	10,000	$150,771	$239,000
Performance Food Group*	6,000	219,929	235,860
Potash Corp of Saskatchewan	2,700	184,568	219,078
	SUBTOTAL	555,269	693,938

Machinery (2.4%)
Crane	14,000	323,611	407,260
Manitowoc	12,000	257,055	324,000
	SUBTOTAL	580,666	731,260

Medical (21.6%)
Affymetrix*	10,000	275,742	246,700
Amgen*	10,560	172,289	608,467
Aventis ADS	5,000	301,049	288,250
Barr Laboratories *	6,000	263,646	495,240
Bone Care International*	35,000	378,587	464,450
CryoLife*	35,000	311,586	187,600
Genentech*	8,000	263,192	674,400
IMS Health	9,500	275,131	218,785
Johnson & Johnson	10,000	356,542	492,900
Ligand Pharmaceuticals*	6,000	90,709	79,560
Lilly (Eli)	3,500	255,992	239,960
Novo-Nordisk A/S ADR	10,000	243,207	384,000
Oakley*	20,000	329,401	262,000
Pharmaceutical Product Development*	10,000	292,822	296,100
Wyeth	5,360	248,080	211,184
	SUBTOTAL	4,057,975	5,149,596
Mining (3.7%)
Alcoa	17,000	565,065	557,770
Rio Tinto plc ADS	5,000	280,819	491,250
	SUBTOTAL	845,884	1,049,020

Paper & Publishing (3.7%)
McGraw-Hill	7,000	279,830	479,500
Wiley (John) & Sons, Class A	15,000	281,665	390,000
	SUBTOTAL	561,495	869,500

November 30, 2003 Semi-Annual Report,	9

INVESTMENTS		Growth Fund

	Number of		Market
Issue	Shares	Cost	Value

Photographic Supplies (1.1%)
Fuji Photo Film ADR	9,000	$300,606	$257,310

Real Estate (1.1%)
Intrawest	20,000	347,644	377,200

Retail (1.5%)
Bed Bath & Beyond*	8,000	268,596	337,920

Tools (.8%)
Regal-Beloit	9,000	168,395	185,850

Telecommunications (2.9%)
American Movil ADR	20,000	359,880	512,800

Sprint (FON Group)	20,000	252,025	299,800
	SUBTOTAL	611,905	812,600

Transportation (8.2%)
Lan Chile SA ADS	36,000	343,335	552,600
Nissan Motor ADR	22,000	338,881	501,160
Southwest Airlines	30,000	202,999	539,400
Supreme Industries*	16,500	109,651	97,350
Toyota Motor ADS	5,000	284,342	297,850
United Parcel Service- Class B	5,000	285,182	363,850
	SUBTOTAL	1,564,390	2,352,210

Utilities-Electric (1.9%)
Avista	30,000	618,979	529,200

TOTAL INVESTMENTS (95.1%)		$17,925,795	$24,415,889
Other Assets (net of liabilities) (4.9%)			3,439,118
TOTAL NET ASSETS (100%)			$27,855,007

*Non-Income producing security

10	November 30, 2003 Semi-Annual Report,

Growth Fund		STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2003

Assets
Common stocks (cost $17,925,795)	$24,415,889
Cash	3,428,558
Dividends receivable	35,281
Total Assets		$27,879,728

Liabilities
Payable to affiliate	24,721
Total liabilities		24,721

Net Assets		$27,855,007

Fund shares outstanding		2,387,162

Analysis of Net Assets
Paid in capital (unlimited shares authorized, without par value)	23,271,113
Accumulated net realized loss on investments	(1,906,200)
Unrealized net appreciation on investments	6,490,094
Net assets applicable to fund shares outstanding		$27,855,007

Net Asset Value, Offering and Redemption price per share		$11.67

(The accompanying notes are an integral part of these financial statements)

November 30, 2003 Semi-Annual Report,	11

STATEMENT OF OPERATIONS		Growth Fund

		Semi-Annual period ended November 30, 2003
Investment income
Dividends (net of foreign taxes of $11,214)		$96,401
Miscellaneous income		360
	Gross investment income		$96,761

Expenses
Investment adviser and administration fees		118,951
Shareowner servicing		38,038
Distribution fees		31,298
Professional fees		19,643
Other expenses		8,804
Filing and registration fees		8,694
Printing and postage		7,608
Custodian fees		1,660
Total gross expenses		234,696
Less custodian fees waived		(1,660)
	Net expenses		233,036
	Net investment loss		(136,275)

Net realized loss on investments
Proceeds from sales		1,082,701
Less cost of securities sold (based on identified cost )		1,107,340
	Realized net loss		(24,639)

Unrealized gain on investments
End of period		6,490,094
Beginning of period		2,549,497
	Increase in unrealized gain for the period		3,940,597
	Net realized and unrealized gain on investments		3,915,958

Net increase in net assets resulting from operations			$3,779,683

(The accompanying notes are an integral part of these financial statements)

12	November 30, 2003 Semi-Annual Report,

Growth Fund	STATEMENT OF CHANGES IN NET ASSETS

	Period ended	Year ended
INCREASE (DECREASE) IN NET ASSETS	November 30, 2003	May 31,2003
From operations
Net investment loss	$(136,275)	$(234,796)
Net realized loss on investments	(24,639)	(1,603,361)
Net increase (decrease) in unrealized appreciation	3,940,597	(474,417)
Net increase (decrease) in net assets	3,779,683	(2,312,574)

Dividends to shareowners from
Net investment income	-	-
Capital gains distributions	-	-
	-	-

From Fund share transactions
Proceeds from sales of shares	3,825,812	2,697,345
Value of shares issued in reinvestment of dividends	-	-
	3,825,812	2,697,345
Cost of shares redeemed	(1,893,934)	(2,205,922)
Net increase in net assets from share transactions	1,931,878	491,423
Total increase (decrease) in net assets	5,711,561	(1,821,151)

Net assets
Beginning of period	22,143,446	23,964,597
End of period	$27,855,007	$22,143,446

Shares of the fund sold and redeemed
Number of shares sold	354,445	295,887
Number of shares issued in reinvestment of dividends	-	-
	354,445	295,887
Number of shares redeemed	(178,327)	(244,068)
Net increase in number of shares outstanding	176,118	51,819

(The accompanying notes are an integral part of these financial statements)

November 30, 2003 Semi-Annual Report,	13

FINANCIAL HIGHLIGHTS	Growth Fund
Selected data per share of capital stock outstanding throughout each period:

	Six months ended		For Year Ended May 31,
	Nov. 30, 2003	2003	2002	2001	2000	1999
Net asset value at beginning of period	$10.01	$11.10	$12.61	$14.45	$9.95	$7.78
Income from investment operations
Net investment income	(0.06)	(0.11)	(0.12)	(0.11)	(0.11)	(0.06)
Net gains or losses on securities (both realized and unrealized)	1.72	(0.98)	(1.39)	(1.27)	4.82	2.23
Total from investment operations	1.66	(1.09)	(1.51)	(1.38)	4.71	2.17
Less distributions
Dividends (from net investment income)	-	-	-	-	-	-
Distributions (from capital gains)	-	-	-	(0.46)	(0.21)	0.00
Total distributions	-	-	-	(0.46)	(0.21)	0.00
Net asset value at end of period	$11.67	$10.01	$11.10	$12.61	$14.45	$9.95

Total return	16.47%	(9.82)%	(11.97)%	(9.89)%	47.09%	27.89%

Ratios / Supplemental Data
Net assets ($000), end of period	$27,855	$22,143	$23,965	$26,419	$23,393	$11,721
Ratio of gross expenses to average net assets	0.94%	1.96%	1.74%	1.55%	1.46%	1.54%
Ratio of net investment income to average net assets	(0.56)%	(1.20%)	(1.09%)	(0.90)%	(0.75)%	(0.74)%
Portfolio turnover rate	2%	16%	8%	11%	14%	20%

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - Organization
Amana Mutual Funds Trust (the "Trust") was established under Indiana law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series investment company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

Unaudited Information
The information in this interim report has not been subject to independent audit.

NOTE 2- Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds.

Investments:
Securities traded on a national exchange and NASDAQ’s National Market are valued at the price carried by the composite tape of all national exchanges at 4 p.m. New York time or, in the absence of any sale on that date, the 4 p.m. bid price. Securities traded in the over-the-counter market are valued at the closing bid price.

The cost of securities is the same for accounting and Federal income tax purposes. Security transactions are recorded on trade date. Realized gains and losses are recorded on the identified cost basis.

Cash dividends from equity securities are recorded as income on the ex-dividend date. Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets.

Federal income taxes:
As a qualified investment company under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that it distributes all of its taxable income. It is the Funds’ policy to meet the requirements ments of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders.

14	November 30, 2003 Semi-Annual Report,

Capital Accounts :
The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant’s Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies.

Dividends and distributions to shareowners:
Dividends and distributions to shareowners are recorded on the ex-dividend date. Dividend payable dates are the end of May and December. Shareowners electing to reinvest dividends and distributions purchase additional shares at net asset value on the payable date.

Estimates:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3 - Transactions with Affiliated Persons
Under a contract approved by shareowners, Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. For the six months ended November 30, 2003, Income Fund and Growth Fund paid advisory fee expenses of $96,885 and $118,951, respectively.

Saturna Capital also acts as transfer agent for the Trust, for which it was paid $25,540 and $38,038 for the Income and Growth Fund, respectively, for the six months ended November 30, 2003.

Saturna Brokerage Services (“SBS”, a subsidiary of Saturna Capital) is registered as a broker-dealer and distributes Fund shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average net assets of the Funds. The fee is paid to SBS as reimbursement for expenses incurred for distribution related activity. For the six months ended November 30, 2003 Amana Income Fund and Amana Growth Fund paid $25,498 and $31,298, respectively, to SBS. SBS is also the primary stockbrokerage used to effect portfolio transactions for the Trust, and was paid $3,353 in commissions at discount rates during the six months ended November 30, 2003.

The Fiqh Council of North America is the religious consultant to Saturna regarding Islamic principles. From its advisory fee, Saturna pays a consulting fee equal to .10% of the Trust’s average daily net assets. Consultant fees amounted to $22,719 for the six months ended November 30, 2003.

All trustees serve without compensation. The Trustees, officer’s families, and affiliates as a group owned 1.43% of the Income Fund’s and .72% of the Growth Fund’s outstanding shares on November 30, 2003.

NOTE 4 - Investments
At November 30, 2003, for Income Fund the net unrealized appreciation of investments of $5,496,118 comprised gross unrealized gains of $5,954,048 and gross unrealized losses of $457,930. During the six months ended November 30, 2003, the Income Fund purchased $183,868 of securities and sold $277,889 of securities.

At November 30, 2003, for Growth Fund the net unrealized appreciation of investments of $6,490,094 comprised gross unrealized gains of $8,237,145 and gross unrealized losses of $1,747,051. During the six months ended November 30, 2003, the Fund purchased $518,485 of securities and sold $1,082,701 of securities.

NOTE 5 - Custody Credits
Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reduction amounted to $1,209 and $1,660 for the Income Fund and Growth Fund, respectively, for the six months ended November 30, 2003.

November 30, 2003 Semi-Annual Report,	15

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the voluntary Board of Trustees.

AMANA MUTUAL FUNDS TRUST

Investment Advisor and Administrator	Saturna Capital Corporation	GRAPHIC OMITTED
Distributor	Saturna Brokerage Services, Inc.
Religious Consultant	Fiqh Council of North America
Custodian	National City Bank of Indiana
Auditors	Tait, Weller & Baker, Philadelphia
Legal Counsel	Kirkpatrick & Lockhart, Washington

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.	GROWTH • INCOME
1300 N. State Street Bellingham, WA 98225-4730 1-800/SATURNA (1-800/728-8762) For automated assistance, including prices: 1-888/73-AMANA (1-888/732-6262) www.amanafunds.com	SEMI-ANNUAL REPORT November 30, 2003

16	November 30, 2003 Semi-Annual Report,

CONTROLS AND PROCEDURES

Exempt pursuant to Section 405 of the Sarbanes-Oxley Act of 2002.

EXHIBITS

Exhibits included with this filing:

(a) Code of Ethics.

(b) Certifications.

(1) Nicholas Kaiser, President, Amana Mutual Funds Trust
(2) Christopher Fankhauser, Treasurer, Amana Mutual Funds Trust

November 30, 2003 Semi-Annual Report,	17

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 3, 2008

By:

/s/ Christopher Fankhouser
Christopher Fankhouser, Treasurer

Date: April 3, 2008

18	November 30, 2003 Semi-Annual Report,